Asbestos (Details 1) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2011 AUD
Asbestos Related Assets and Liabilities
Asbestos liability - current	$ (125.3)		$ (111.1)
Asbestos liability - non-current	(1,537.3)		(1,587.0)
Asbestos liability - Total	(1,662.6)	(1,598.4)	(1,698.1)	(1,643.1)
Insurance receivable - current	19.9		13.7
Insurance receivable - non-current	208.6		188.6
Insurance receivable - Total	228.5	219.7	202.3	195.7
Workers' compensation asset - current	0.5		0.3
Workers' compensation asset - non-current	83.4		90.4
Workers' compensation liability - current	(0.5)		(0.3)
Workers' compensation liability - non-current	(83.4)		(90.4)
Workers' compensation - Total
Loan facility	(30.9)
Other net liabilities	(2.3)		(1.3)
Restricted cash and cash equivalents and restricted short-term investment assets of the AICF	65.0	62.5	61.9	59.9
Net AFFA liability	(1,402.3)		(1,435.2)
Deferred income taxes - current	23.0		10.5
Deferred income taxes - non-current	421.5		451.4
Deferred income taxes - Total	444.5	427.3	461.9	446.9
Income tax payable	18.5		18.6
Net Unfunded AFFA liability, net of tax	$ (939.3)		$ (954.7)